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[DECHERT LLP]

June 30, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE.
Washington, D.C.  20549

Re:  ING Prime Rate Trust (25,000,000 Common Shares)
     File Nos. 333-61831 and 811-05410

     ING Prime Rate Trust (5,000,000 Common Shares)
     File Nos. 333-68239 and 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 16 (the "Amendments") to the registration statements of ING Prime Rate Trust (the "Trust"). The registration statements relate to shares that may be issued pursuant to the Trust's Shareholder Investment Program and pursuant to privately negotiated transactions. The Amendments are being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended, and the Amendments must be declared effective by the Commission.

Should you have any questions, please contact the undersigned at
(202) 261-3459.

Very truly yours,

/s/ Reza Pishva
---------------
Reza Pishva
Dechert LLP

Attachment

cc: Huey J. Falgout, Jr.
    ING Investments, LLC

    Jeffrey S. Puretz
    Dechert LLP